Term deposits (Tables)	12 Months Ended
Mar. 31, 2023
Term Deposits
Schedule of term deposits
	March 31,
	2022	2023
Fixed deposits with banks	568,264	587,375
Total	568,264	587,375
Non-current	-	6,158
Current	568,264	581,217
Total	568,264	587,375